Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Statutory tax rate (in Israel)	21.00%	35.00%	23.00%	23.00%	23.00%
(Decrease) increase in effective tax rate due to:
Utilization of net operating losses			(34.20%)	(8.50%)	2.60%
FX on tax payments			5.70%	(2.00%)	0.80%
Write-down and amortization of TNA transferred IP			1.60%	0.20%	0.10%
Taxable capital gain			0.00%	(0.00%)	0.10%
Non-deductible expenses (unrecognized income)			9.30%	(0.40%)	(0.10%)
Change in deferred taxes due to change in tax rate			0.00%	(4.20%)	(0.30%)
Taxes from prior years			17.80%	0.90%	(0.50%)
Uncertain tax positions, net			4.10%	14.20%	(0.90%)
Change in valuation allowance on deferred tax asset			(0.70%)	(3.80%)	(1.20%)
Different tax rates applicable to non-Israeli subsidiaries			6.20%	2.50%	(2.50%)
Non-deductible portion of settlements			(0.00%)	(0.00%)	(23.60%)
Net operating loss carryback			(4.60%)	0.00%	0.00%
Tax benefits from reduced tax rates under benefit programs and other			5.20%	3.30%	0.00%
Effective consolidated tax rate			33.40%	25.20%	(2.50%)